CRITICAL ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2017
Critical Accounting Estimates
CRITICAL ACCOUNTING ESTIMATES

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES

The accounting estimates are continually evaluated and adjusted based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances. The Company makes estimates and assumptions concerning the future.

Such estimates, by nature, are subjective and complex and consequently may differ from actual results.

The estimate for which there is significant risk of causing a material adjustment to the carrying amounts of liabilities within the next financial year is outlined below -

Share-based payments

For the purpose of the evaluation of the fair value and the manner of the recognition of share-based compensation, the Company’s management is required to estimate, among other things, various parameters that are included in the calculation of the fair value of the option as well as the Company’s results and the number of options that will vest. The actual results and the estimates that are made in the future may be significantly different from the current estimates.